Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions

	Provision for self- insured liabilities $	Provision for claims $	Onerous contracts $	Expected project losses $	Provision for lease restoration $	Total $

December 31, 2018	77.0	14.8	12.5	15.6	0.7	120.6
Impact of IFRS 16 (note 6)	-	-	(2.6)	-	10.3	7.7

January 1, 2019	77.0	14.8	9.9	15.6	11.0	128.3
Current year provisions	29.8	8.4	0.4	(0.6)	2.4	40.4
Acquisitions	-	0.3	-	-	0.7	1.0
Paid or otherwise settled	(24.1)	(7.9)	(9.9)	(9.5)	(1.5)	(52.9)
Impact of foreign exchange	(2.6)	(0.2)	-	(0.7)	(0.3)	(3.8)

	80.1	15.4	0.4	4.8	12.3	113.0

Less current portion	3.8	12.8	0.1	4.8	2.4	23.9

Long-term portion	76.3	2.6	0.3	-	9.9	89.1